VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Communication Services—2.8%
Infrastrutture Wireless Italiane SpA (Italy)	19,250	$ 195
Consumer Discretionary—12.1%
Booking Holdings, Inc. (United States)(1)	93	163
EssilorLuxottica S.A. (France)(2)	1,319	197
Ferrari N.V. (Italy)	596	109
Flutter Entertainment plc (Ireland)(1)	1,531	155
Hermes International (France)	64	72
LVMH Moet Hennessy Louis Vuitton SE (France)	243	148
		844

Consumer Staples—18.9%
Diageo plc (United Kingdom)	5,940	255
Heineken N.V. (Netherlands)	2,326	212
L’Oreal S.A. (France)	282	97
Nestle S.A. Registered Shares (Switzerland)	3,278	383
Pernod Ricard S.A. (France)	971	178
Royal Unibrew A/S (Denmark)	1,371	122
Unilever plc (United Kingdom)	1,701	77
		1,324

Financials—7.5%
EXOR N.V. (Netherlands)	1,126	70
Groupe Bruxelles Lambert S.A. (Belgium)	1,589	133
KBC Group NV (Belgium)	1,224	69
London Stock Exchange Group plc (United Kingdom)	2,682	249
		521

Health Care—13.2%
Alcon, Inc. (Switzerland)	4,350	304
Coloplast A/S Class B (Denmark)	454	52
Eurofins Scientific SE (Luxembourg)	2,299	181
Lonza Group AG Registered Shares (Switzerland)	391	208
Sartorius Stedim Biotech (France)	567	178
		923

Industrials—23.2%
Ashtead Group plc (United Kingdom)	2,278	95
Epiroc AB Class A (Sweden)	6,887	106
Experian plc (Ireland)	3,551	104
IMCD N.V. (Netherlands)	1,038	142
RELX plc (United Kingdom)	7,866	213
Rentokil Initial plc (United Kingdom)	38,724	224
Teleperformance (France)	802	247
Vinci S.A. (France)	2,493	222
Wolters Kluwer N.V. (Netherlands)	2,742	266
		1,619

Information Technology—12.1%
Accenture plc Class A (United States)	825	229
Adyen N.V. (Netherlands)(1)	83	121
ASML Holding N.V. (Netherlands)	273	130
Edenred (France)	2,970	140
Halma plc (United Kingdom)	5,714	140
	Shares	Value

Information Technology—continued
Netcompany Group A/S (Denmark)(1)	1,638	$ 89
		849

Materials—4.2%
Air Liquide S.A. (France)	1,051	141
Sika AG Registered Shares (Switzerland)	670	155
		296

Utilities—1.7%
EDP - Energias de Portugal S.A. (Portugal)	24,860	116
Total Common Stocks (Identified Cost $6,151)		6,687

Total Long-Term Investments—95.7% (Identified Cost $6,151)		6,687

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	211,034	211
Total Short-Term Investment (Identified Cost $211)		211

Securities Lending Collateral—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	196,463	197
Total Securities Lending Collateral (Identified Cost $196)		197

TOTAL INVESTMENTS—101.5% (Identified Cost $6,558)		$7,095
Other assets and liabilities, net—(1.5)%		(105)
NET ASSETS—100.0%		$6,990

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Country Weightings†
France	23%
United Kingdom	18
Switzerland	15
Netherlands	13
United States	11
Italy	4
Denmark	4
Other	12
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,687	$6,687
Securities Lending Collateral	197	197
Money Market Mutual Fund	211	211
Total Investments	$7,095	$7,095
There were no securities valued using significant unobservable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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